Supplement to the
Fidelity Freedom® Funds
Class K6
June 1, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-K6-17-02 1.9885274.101	September 11, 2017

Supplement to the
Fidelity Freedom® 2005 Fund, Fidelity Freedom® 2010 Fund, Fidelity Freedom® 2015 Fund, Fidelity Freedom® 2020 Fund, Fidelity Freedom® 2025 Fund, Fidelity Freedom® 2030 Fund, Fidelity Freedom® 2035 Fund, Fidelity Freedom® 2040 Fund, Fidelity Freedom® 2045 Fund, Fidelity Freedom® 2050 Fund, Fidelity Freedom® 2055 Fund, Fidelity Freedom® 2060 Fund and Fidelity Freedom® Income Fund
July 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following information supplements similar information found in the "Description of Underlying Fidelity® Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

FFB-17-02 1.476278.129	September 11, 2017

Supplement to the
Fidelity Freedom® Funds
Class K
June 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following information supplements similar information found in the "Description of Underlying Fidelity® Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

FF-K2B-17-02 1.9885273.101	September 11, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class M, Class C and Class I
July 29, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

Effective August 21, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then current offering price applicable to the total investment.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution” heading.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The following information supplements similar information found in the “Fund Services” section under the “Fund Distribution” heading.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Effective August 1, 2017, the following information replaces similar information found in the “Fund Services” section under the “Fund Distribution heading.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

AFF-17-08 1.790697.160	September 11, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class M, Class C and Class I
July 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following supplements similar information found in the "Description of Underlying Fidelity® Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

AFF-AFFIB-17-03 1.808269.115	September 11, 2017

Supplement to the
Fidelity Freedom® Funds
Class K
June 1, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-K2-17-02 1.9885272.101	September 11, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class Z6
June 1, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

AFFZ6-17-02 1.9885270.101	September 11, 2017

Supplement to the
Fidelity Freedom® Funds
July 29, 2017
Prospectus

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

FF-17-02 1.808379.142	September 11, 2017

Supplement to the
Fidelity Advisor Freedom Funds®
Class Z6
June 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Advisor Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following supplements similar information found in the "Description of Underlying Fidelity® Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

AFFZ6B-17-02 1.9885271.101	September 11, 2017

Supplement to the
Fidelity Freedom® Funds
Class K6
June 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

FMR Co., Inc. may modify the selection of underlying Fidelity® Funds for any Fidelity Freedom® Fund from time to time. Fidelity® Series Canada Fund, Fidelity® Series International Credit Fund, and Fidelity® Series Long-Term Treasury Bond Index Fund have been added to the selection of underlying Fidelity® funds.

The following information supplements similar information found in the "Description of Underlying Fidelity® Funds" section.

Funds	Investment Objective and Principal Investment Strategies
Fidelity® Series Canada Fund	The fund seeks growth of capital over the long term.
Normally investing at least 80% of assets in securities of Canadian issuers and other investments that are tied economically to Canada.
Potentially investing in securities of U.S. issuers. Normally investing primarily in common stocks.
Investing up to 35% of total assets in any industry that accounts for more than 20% of the Canadian market.
Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.
Fidelity® Series International Credit Fund	The fund seeks a high level of current income.
Normally investing primarily in securities of foreign issuers, including securities of issuers located in emerging markets.
Normally investing at least 80% of the fund’s assets in debt securities of all types and repurchase agreements for those securities.
Normally investing primarily in investment-grade debt securities.
Allocating investments across different market sectors, countries, and regions.
Investing up to 20% of the fund’s assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
Hedging the fund’s foreign currency exposures utilizing forward foreign currency exchange contracts.
Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives – such as swaps (interest rate, total return, and credit default), options, and futures contracts – and forward-settling securities, to adjust the fund’s risk exposure.
Fidelity® Series Long-Term Treasury Bond Index Fund	The fund seeks a high level of current income.
Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. Long Treasury Bond Index.
Normally maintaining a dollar-weighted average maturity of 10 years or more.

FF-K6B-17-02 1.9885275.101	September 11, 2017